October 8, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:         Aberdeen Income Credit Strategies Fund

Pre-Effective Amendment No. 1

Registration Statement on Form N-2 File No. 333-233484

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, Securities Act File No. 333-233484 (the “Amendment”) with respect to the proposed transferable rights offering by the Fund of additional shares of common shares.

Should members of the Staff have any questions or comments concerning the Amendment, please call the undersigned at (215) 405-5757.

Sincerely,

/s/ Jennifer Rogers
Jennifer Rogers

Enclosures

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Neesa Sood, Willkie Farr & Gallagher LLP

Elliot J. Gluck, Willkie Farr & Gallagher LLP

Margery Neale, Willkie Farr & Gallagher LLP

Aberdeen Standard Investments Inc

1900 Market Street, Suite 200 Philadelphia PA 19103

Telephone: (215) 405-5700